Other Liabilities, Provisions and Contingencies (Tables)	9 Months Ended
Sep. 30, 2019
Text block [abstract]
Schedule of Provisions Recorded in Consolidated Statement of Financial Position	The following table presents the nature and amount of the contingencies recorded as of September 30, 2019 and December 31, 2018:

	September 30, 2019		December 31, 2018
Taxes	Ps.	4,653	Ps.	5,038
Labor		2,332		2,340
Legal		942		920

Total	Ps.	7,927	Ps.	8,298